Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 06, 2014
Document And Entity Information
Entity Registrant Name	SOLAR WIND ENERGY TOWER, INC.
Entity Central Index Key	0000095572
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		524,147,555
Fiscal period	Q2
Document Fiscal Year Focus	2014